19 Financial instruments (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total current	R$ 2,063	R$ 1,443
Total non-current	5,700	7,338
Total	7,763	8,781
Current assets	57	29
Non-current assets	11	11
Current liabilities	2,120	1,472
Non-current liabilities	5,711	7,349
Debentures and promissory notes - Debentures [member]
Disclosure of detailed information about financial instruments [line items]
Total current	1,864	1,189
Total non-current	R$ 4,780	6,773
Weighted average rate	CDI + 2.44 per year
Debentures and promissory notes- Borrowing costs [member]
Disclosure of detailed information about financial instruments [line items]
Total current	R$ (24)	(33)
Total non-current	(21)	(46)
Debentures and promissory notes [member]
Disclosure of detailed information about financial instruments [line items]
Total current	1,840	1,156
Total non-current	4,759	6,727
Borrowing and financing in domestic currency - BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Total current
Total non-current		7
Weighted average rate	3.72% per year
Borrowing and financing denominated in domestic currency - Working capital [member]
Disclosure of detailed information about financial instruments [line items]
Total current	R$ 12	14
Total non-current	R$ 60	70
Weighted average rate	TR + 9.80%
Borrowing and financing denominated in domestic currency - Working capital [member]
Disclosure of detailed information about financial instruments [line items]
Total current	R$ 9
Total non-current	R$ 901	500
Weighted average rate	CDI + 1.97 per year
Borrowing and financing denominated in domestic currency -Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current	R$ (11)	(10)
Weighted average rate	CDI + 0.04 per year
Borrowing and financing denominated in domestic currency - Borrowing costs [member]
Disclosure of detailed information about financial instruments [line items]
Total current	R$ (5)	(3)
Total non-current	(9)	(10)
Total domestic currency [member]
Disclosure of detailed information about financial instruments [line items]
Total current	16	18
Total non-current	941	566
In foreign currency - Working capital [member]
Disclosure of detailed information about financial instruments [line items]
Total current	264	287
Total non-current		46
Weighted average rate	USD + 2.35% per year
In foreign currency - Borrowing cost [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current		(1)
In foreign currency - Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total current	R$ (57)
Weighted average rate	CDI +0.59 per year
In foreign currency - Swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Total current		(18)
Weighted average rate	IBR 3M+3.7%
Total foreign currency [member]
Disclosure of detailed information about financial instruments [line items]
Total current	R$ 207	269
Total non-current		45
Borrowing and financing denominated in domestic currency - BNDES [member]
Disclosure of detailed information about financial instruments [line items]
Total non-current		R$ 16
Weighted average rate	4.31% per year